NON-CONTROLLING INTERESTS (Details - Summary) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Participating Non-controlling Interests Operating Subsidiaries
Disclosure of Non Controlling Interest [Line Items]
Non controlling Interests	$ 6,298	$ 5,589
General partnership interest in a holding subsidiary held by Brookfield
Disclosure of Non Controlling Interest [Line Items]
Non controlling Interests	58	55
Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Disclosure of Non Controlling Interest [Line Items]
Non controlling Interests	2,843	2,680
Preferred equity
Disclosure of Non Controlling Interest [Line Items]
Non controlling Interests	$ 616	$ 576